Summary of significant accounting policies - Earnings (loss) per share (Details) - shares			12 Months Ended
	Nov. 08, 2018	Oct. 17, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Dilutive instruments (in shares)			0
Shares issued (in shares)				4,836,000	3,720,000
Effect of shares issued (in shares)	29,000	192,000
Weighted average number of ordinary shares outstanding (in shares)			4,836,000	3,940,636	3,720,000